BUSINESS ACQUISITIONS, DISPOSITIONS, GOODWILL AND INTANGIBLE ASSETS - Finite and Indefinite-lived Intangible Assets (Q3) (Details) - USD ($) $ in Millions	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Gross Amount	$ 2,502	$ 2,462	$ 2,498
Accumulated Amortization	(2,019)	(1,913)	(1,823)
Indefinite-lived Intangible Assets [Line Items]
Total intangible assets, gross (excluding goodwill)	3,043	2,996	3,037
Trademarks and other
Indefinite-lived Intangible Assets [Line Items]
Indefinite-lived intangible assets (excluding goodwill)	541	534	539
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross Amount	1,506	1,479	1,511
Accumulated Amortization	(1,223)	(1,154)	(1,098)
Patents and trademarks
Finite-Lived Intangible Assets [Line Items]
Gross Amount	293	287	292
Accumulated Amortization	(213)	(201)	(189)
Monitoring lines
Finite-Lived Intangible Assets [Line Items]
Gross Amount	67	67	64
Accumulated Amortization	(55)	(52)	(46)
Service portfolios and other
Finite-Lived Intangible Assets [Line Items]
Gross Amount	636	629	631
Accumulated Amortization	$ (528)	$ (506)	$ (490)